191 Peachtree Street Suite 3300 Atlanta, GA 30303

January 19, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Post Effective Amendment No. 3 to the Registration Statement on Form N-1A filed November 12, 2009 for the Nile Pan Africa Equity Fund, Nile East and Southern Africa Fund, Nile West Africa Fund and Nile Africa Natural Resources Fund (the “Funds”), each a series of the Starboard Investment Trust (File Nos. 333-159484 and 811-22298) (“Amendment”)

Ladies and Gentlemen:

On behalf of our client, Starboard Investment Trust (the “Trust”), below please find the Trust’s responses to the oral comments of Mr. Kevin Rupert, Examiner, Division of Investment Management, regarding the Amendment provided in a telephone conversation on November 17, 2009.  Per Mr. Rupert’s request, his comments and the Trust’s responses to the comments are provided below.   We have also enclosed herewith for filing, in electronic format, on behalf of the Trust, pursuant to:  (1) the Securities Act of 1933, as amended; (2) the Investment Company Act of 1940, as amended (the “1940 Act”); and (3) Regulation S-T, Post-Effective Amendment No. 6 to the Registration Statement of the Trust (“PEA No. 6”).  PEA No. 6 is being filed to incorporate the Trust’s responses to Mr. Rupert’s comments and to delay the effectiveness of the Amendment and Post-Effective Amendment No. 2 filed on October 1, 2009 (“PEA No. 2).  The reason for the delay in the effectiveness of the Amendment and PEA No. 2 is  that the board of trustees determined not to hire Nile Capital Management, LLC as the investment advisor to the Funds.  In the enclosed PEA No. 6, all references to Nile Capital Management, LLC have been removed and temporarily replaced with placeholders.  The board of trustees is currently reviewing information related to procuring a new investment advisor and will update the information in the registration statement upon approval of the new advisor in a subsequent post-effective amendment.

I.           General

1.           Comment: You noted that portions of the Amendment are incomplete and that the many exhibits  have been omitted.

Response:  As of the date of the Amendment, the Trust had not yet had its organizational board of trustees meeting for the Funds.  The board subsequently held the organizational meeting and some of the missing or omitted portions of the Amendment are complete in the attached PEA No. 6.

However, as mentioned above, the board of trustees determined not to hire Nile Capital Management, LLC as the investment advisor to the Funds.  Upon  approval of the new advisor, the information that is still missing or omitted from the registration statement will be completed.

    t) 404.736.3641
(f) 404.529.4665
tanya.goins@maliklawgroup.com

II.           Prospectus

2.           Comment: You requested that, in the section “The Funds – Investment Strategies” in the Prospectus, the Funds modify the definition of what it means for a company to be located in a particular geographic region by changing (iii) from companies that “derive at least 33% of their revenues from [applicable geographic region]” to companies that “derive a majority of their revenues from [applicable geographic region].”Response:  The Funds have made the change requested.

3.           Comment:  You requested that, in the section “The Funds – Principal Investment Strategies – Diversification” in the Prospectus, the Funds change the second sentence to say that the Funds’ investments may be limited in the number of issuers.

Response:  The Funds have removed the second sentence and modified the first sentence (in red below) in the section “The Funds – Principal Investment Strategies – Diversification” to say: “The Funds are non-diversified funds, which means that the Funds will hold securities of a limited number of issuers.”

4.           Comment: You requested that, in the section “Principal Risks of Investing in the Funds – General Risks – Currency Risk” in the Prospectus, the Funds add a statement regarding whether or not the Funds intend to hedge currency risk.

Response:  The Funds have added the following (in red) to the section “Principal Risks of Investing in the Funds – General Risks – Currency Risk”:

“Currency Risk:  Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies.  Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio’s investment in securities denominated in a foreign currency or may widen existing losses. Under normal circumstances, the Funds do not engage in extensive foreign currency hedging. Further, exchange rate movements are volatile, the Funds’ attempts at hedging could be unsuccessful, and it is not possible to effectively hedge the currency risks of many developing countries.”

5.           Comment: You requested that, in the third paragraph in the section “The Funds – Investment Strategies”, the Funds remove the phrase “Although the Funds seek to build a diversified portfolio” and make a definitive statement regarding the Funds’ concentration status.

Response:  The Funds have made the changes requested to the section “The Funds – Investment Strategies – Diversification” on page 3 of the Prospectus.

“Diversification.  The Funds are non-diversified funds.  The Funds’ investments will be concentrated in certain companies from time to time due to factors such as lack of liquidity or other investment constraints.   In addition, the Funds will hold some assets in cash or cash equivalent investments, including, but not limited to short term investment securities.  In some other cases, the equity Funds may invest in derivative instruments, including but not limited to, index futures or similar instruments to gain exposure to the equity market.”

t) 404.736.3641
(f) 404.529.4665
tanya.goins@maliklawgroup.com

6.           Comment:  You noted that it was your position that redemption fees should not be imposed on some classes of the Funds but not others and requested that the Funds either (i) provide an explanation as to why it is permissible under Section 18(f) of the 1940 Act for the Funds to impose a redemption fee on Class C Shares and Institutional Class Shares but not Class A Shares or (ii) make all classes the same with respect to the redemption fee.

Response:  The Funds believes that it is permissible for the Funds to impose a redemption fee on Class C Shares and Institutional Class Shares of the Funds while not imposing a redemption fee on the Class A Shares of the Funds.  The Board of Trustees for the Trust has determined that a redemption fee is necessary to deter frequent trading in the Class C Shares and the Institutional Class Shares but that such a fee is not necessary for the Class A Shares because the sales load imposed on those shares is a sufficient deterrent against frequent trading.

In Fidelity Advisor Korea Fund, Inc., SEC No-Action Letter (Publ. avail. March 7, 2001), the SEC determined that it would not recommend enforcement action against a fund that planned to impose a redemption fee on one class of shares while not imposing it on other classes of shares.  Fidelity Advisor Korea Fund, Inc. (the “Korea Fund”) argued that shares that would not be subject to the redemption fee should not be deemed to constitute a separate class of senior securities under Section 18(f)(1).  The Korea Fund asserted that it could distinguish between its share classes with respect to the redemption fee because the shareholders in the class that would have the redemption fee had a substantially greater incentive to redeem their shares of the Korea Fund than shareholders of the other classes.  This is similar to the Funds because the Class C and Institutional Class shareholders have a greater disincentive to redeem their shares and engage in frequent trading than the shareholders holding Class A Shares due to the sales load imposed on the Class A Shares.

The Korea Fund also argued that the imposition of the redemption fee on one class of shares but not its other classes of shares did not create a “senior security” because, under section 18(g) of the 1940 Act, a senior security that is stock must have “priority over any other class as to distribution of assets or payment of dividends.”  The Korea Fund claimed that “priority” implicitly requires a liquidation preference, or other right under which the value of senior securities must be paid in full before junior securities are paid and that the holders of shares not subject to the redemption fee were not entitled to any liquidation preference or other right to receive a payment of assets or dividends before the holders of shares subject to the redemption fee, and, therefore, the shares not subject to the redemption fee did not have priority over other shares.  This lack of priority of the shares not subject to the redemption fee is also true for the Funds’ Class C Shares and Institutional Class Shares, which do not have priority over the Class A Shares.

In making its determination to not recommend enforcement action against the Korea Fund, the SEC also considered that “The high costs associated with forced asset sales would be magnified by the [Korea Fund’s] concentration of its assets primarily in a single emerging market” this factor also applies to the Funds because they invest in emerging markets, which would amplify the effect of forced asset sales necessary to meet redemption requests associated with frequent trading in the Class C and Institutional Class Shares.

It is, therefore, permissible for the Funds to impose a redemption fee on their Class C and Institutional Class Shares and not on their Class A Shares.

t) 404.736.3641
(f) 404.529.4665
tanya.goins@maliklawgroup.com

III.           Statement of Additional Information

7.           Comment:  You requested that, in the section “ Investment Limitations – Fundamental Restrictions” in the Statement of Additional Information, that the Funds change restriction #9 from: “The Funds will limit the aggregate value of holdings of a single industry or group of industries (except U.S. Government and cash items) to a maximum of 25% of the Funds’ total assets” to “The Funds’ concentration policy limits the aggregate value of holdings of a single industry or group of industries (except U.S. Government and cash items) to a maximum of 25% of the Funds’ total assets.”

Response:  The Funds have made the change requested.

In submitting this correspondence, the Trust acknowledges that: (i) the Trust is responsible for the adequacy and accuracy of the disclosure in the filings; (ii) staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and (iii) the Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any persona under the federal securities laws of the United States.

Please contact Tanya L. Goins at (404) 529-8308 with any questions or comments regarding this filing.

Sincerely,

/s/ Tanya L. Goins

Tanya L. Goins

t) 404.736.3641
(f) 404.529.4665
tanya.goins@maliklawgroup.com